CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EQUITY
Common shares, shares issued (in shares)	107,225,832	108,222,604	109,943,594
Common shares, shares outstanding (in shares)	107,225,832	108,222,604	109,943,594
Common shares, par value (in dollars per share)	$ 1.00	$ 1.00